Guarantee liabilities	12 Months Ended
Dec. 31, 2025
Guarantee liabilities
Guarantee liabilities

12. Guarantee liabilities

The Group recognized both a stand-ready guarantee liability as “deferred guarantee income“ under ASC Topic 460 with an associated financial assets receivable, and a contingent guarantee liability under CECL model.

Deferred guarantee income

The following table sets forth the activities of the Group’s obligations associated with the deferred guarantee income, originated from guarantee services commenced for the years ended December 31, 2024 and 2025.

	As of	Fair value		As of
	January 1,	of deferred guarantee income	Release of	December 31,
	2023	at inception of new loans	deferred guarantee income	2023
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	—	72,160,875	(25,563,732)	46,597,143

	As of	Fair value		As of
	January 1,	of deferred guarantee income	Release of	December 31,
	2024	at inception of new loans	deferred guarantee income	2024
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	46,597,143	332,919,374	(214,792,005)	164,724,512

	As of	Fair value		As of
	January 1,	of deferred guarantee income	Release of	December 31,
	2025	at inception of new loans	deferred guarantee income	2025
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	164,724,512	981,672,870	(678,767,939)	467,629,443

	As of	Fair value		As of
	January 1,	of deferred guarantee income	Release of	December 31,
	2025	at inception of new loans	deferred guarantee income	2025
	US$	US$	US$	US$
Xiaoying Credit Loan	23,555,292	140,377,353	(97,062,524)	66,870,121

Contingent guarantee liabilities

The movement of contingent guarantee liabilities originated from guarantee services for the years ended December 31, 2023, 2024 and 2025 are as follows:

	As of		Provision for	As of
	January 1,		contingent	December 31,
	2023	Net payout(1)	liability	2023
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	—	(5,613,471)	67,519,980	61,906,509

	As of		Provision for	As of
	January 1,		contingent	December 31,
	2024	Net payout(1)	liability	2024
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	61,906,509	(116,003,939)	241,738,132	187,640,702

	As of		Provision for	As of
	January 1,		contingent	December 31,
	2025	Net payout(1)	liability	2025
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	187,640,702	(440,606,972)	1,001,272,880	748,306,610

	As of		Provision for	As of
	January 1,		contingent	December 31,
	2025	Net payout (1)	liability	2025
	US$	US$	US$	US$
Xiaoying Credit Loan	26,832,264	(63,005,960)	143,180,118	107,006,422
(1)Net payouts represent the amount paid to institutional funding partners upon borrowers’ default net of the amount subsequently recovered from the borrower.

The maximum potential undiscounted future payment was RMB2,572,977,752 and RMB6,743,554,847 (US$964,315,518) as of December 31, 2024 and 2025, respectively.